Not FDIC Insured May Lose Value No Bank Guarantee
MS-Q3PH

Schedules of Investments
(unaudited)
Franklin Mutual Beacon Fund 2
Franklin Mutual European Fund 5
Franklin Mutual Financial Services Fund 9
Franklin Mutual Global Discovery Fund 12
Franklin Mutual Quest Fund 17
Franklin Mutual Shares Fund 26
Notes to Schedules of Investments 32

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2022
Franklin Mutual Beacon Fund
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.0%
Aerospace & Defense 2.7%
Airbus SE ........................................... France 834,317 $ 71,922,107
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,846,329 93,889
Banks 9.1%
BNP Paribas SA ...................................... France 1,462,268 61,768,266
ING Groep NV ....................................... Netherlands 6,618,893 56,716,393
JPMorgan Chase & Co. ................................. United States 1,143,718 119,518,530
238,003,189
Beverages 3.2%
Heineken NV ........................................ Netherlands 971,497 84,846,204
Building Products 3.4%
Johnson Controls International plc ......................... United States 1,806,353 88,908,695
Capital Markets 3.8%
BlackRock, Inc. ....................................... United States 180,408 99,274,914
Construction Materials 2.2%
HeidelbergCement AG ................................. Germany 1,440,026 56,889,920
Containers & Packaging 2.0%
International Paper Co. ................................. United States 1,637,421 51,906,246
Diversified Telecommunication Services 3.5%
Deutsche Telekom AG .................................. Germany 5,479,106 93,268,310
Electrical Equipment 3.8%
Sensata Technologies Holding plc ......................... United States 2,692,837 100,388,963
Entertainment 2.3%
Activision Blizzard, Inc. ................................. United States 806,292 59,939,747
Equity Real Estate Investment Trusts (REITs) 2.3%
Brixmor Property Group, Inc. ............................. United States 3,346,499 61,809,836
Food Products 2.2%
Kraft Heinz Co. (The) .................................. United States 1,717,399 57,275,257
Health Care Equipment & Supplies 4.5%
Medtronic plc ........................................ United States 1,470,124 118,712,513
Health Care Providers & Services 2.3%
Elevance Health, Inc. .................................. United States 135,714 61,646,727
Household Products 3.0%
Reckitt Benckiser Group plc ............................. United Kingdom 1,209,373 80,155,464
Insurance 3.5%
Hartford Financial Services Group, Inc. (The) ................ United States 1,472,455 91,203,863
Interactive Media & Services 2.3%
b
Meta Platforms, Inc., A ................................. United States 447,198 60,675,825
IT Services 4.0%
Global Payments, Inc. .................................. United States 966,489 104,429,136
Media 3.0%
b
Charter Communications, Inc., A .......................... United States 260,849 79,128,544
Oil, Gas & Consumable Fuels 4.0%
BP plc .............................................. United Kingdom 21,871,615 104,506,442

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Products 3.8%
b
Haleon plc .......................................... United Kingdom 31,950,053 $ 99,614,711
Pharmaceuticals 16.2%
b
Elanco Animal Health, Inc. ............................... United States 5,252,223 65,180,088
Eli Lilly & Co. ........................................ United States 244,061 78,917,124
GSK plc ............................................ United States 5,771,401 83,350,927
Merck & Co., Inc. ..................................... United States 1,002,201 86,309,550
Novartis AG, ADR ..................................... Switzerland 1,456,663 110,720,955
424,478,644
Technology Hardware, Storage & Peripherals 2.5%
b
Western Digital Corp. .................................. United States 2,019,421 65,732,154
Textiles, Apparel & Luxury Goods 8.4%
adidas AG ........................................... Germany 638,784 73,439,145
Cie Financiere Richemont SA ............................ Switzerland 724,520 68,391,374
Tapestry, Inc. ........................................ United States 2,730,858 77,638,293
219,468,812
Total Common Stocks (Cost $2,678,962,044) ....................................
2,574,280,112
Companies in Liquidation 0.0%
a,b,d
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 5,229,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,678,962,044) .............................
2,574,280,112
a
Short Term Investments 2.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.2%
e
FHLB, 10/03/22 ....................................... United States 27,200,000 27,200,000
e
U.S. Treasury Bills ,
f
12/15/22 .......................................... United States 2,000,000 1,988,607
1/05/23 ........................................... United States 1,500,000 1,487,328
1/19/23 ........................................... United States 1,000,000 989,921
4,465,856
Total U.S. Government and Agency Securities (Cost $31,667,727) .................
31,665,856

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Beacon Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 45 .
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g
Repurchase Agreements 1.3%
Credit Suisse First Boston, 2.95%, 10/03/22 (Maturity Value
$33,608,260)
Collateralized by U.S. Treasury Bonds, Strips, 8/15/28 - 2/15/49
(valued at $34,272,000) ............................... 33,600,000 $ 33,600,000
Total Repurchase Agreements (Cost $33,600,000) ...............................
33,600,000
Total Short Term Investments (Cost $65,267,727 ) ................................
65,265,856
a
Total Investments (Cost $2,744,229,771) 100.5% ................................
$2,639,545,968
Other Assets, less Liabilities (0.5)% ...........................................
(13,556,212)
Net Assets 100.0% ...........................................................
$2,625,989,756
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
e
The security was issued on a discount basis with no stated coupon rate.
f
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At September 30, 2022, the value of this security pledged amounted to
$537,918, representing less than 0.1% of net assets.
g
At September 30, 2022, all repurchase agreements had been entered into on that date.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 4,573,735 4,931,689 10/12/22 $ — $ (446,423)
Euro ............. BOFA Sell 4,573,735 4,997,263 10/12/22 511,996 —
Euro ............. SSBT Sell 4,573,735 4,998,635 10/12/22 513,369 —
Euro ............. UBSW Buy 4,573,735 4,928,945 10/12/22 — (443,678)
Total Forward Exchange Contracts ................................................... $1,025,365 $(890,101)
Net unrealized appreciation (depreciation) ............................................ $135,264
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2022
Franklin Mutual European Fund
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 90.5%
Aerospace & Defense 4.0%
Airbus SE ........................................... France 179,183 $ 15,446,430
BAE Systems plc ..................................... United Kingdom 1,073,576 9,432,471
24,878,901
Auto Components 2.1%
Cie Generale des Etablissements Michelin SCA .............. France 579,268 12,979,565
Banks 9.2%
BNP Paribas SA ...................................... France 445,731 18,828,307
CaixaBank SA ........................................ Spain 5,874,771 18,922,873
ING Groep NV ....................................... Netherlands 2,272,456 19,472,366
57,223,546
Beverages 3.6%
Anheuser-Busch InBev SA/NV ........................... Belgium 225,804 10,228,683
Heineken NV ........................................ Netherlands 142,108 12,411,077
22,639,760
Chemicals 2.0%
a
Covestro AG, 144A, Reg S .............................. Germany 443,626 12,684,654
Construction Materials 1.9%
HeidelbergCement AG ................................. Germany 292,889 11,570,924
Diversified Telecommunication Services 8.6%
Deutsche Telekom AG .................................. Germany 1,138,088 19,373,151
Hellenic Telecommunications Organization SA ................ Greece 1,169,461 16,982,140
Koninklijke KPN NV ................................... Netherlands 6,342,303 17,165,469
53,520,760
Food Products 2.7%
Danone SA .......................................... France 362,001 17,118,211
Health Care Providers & Services 2.2%
Fresenius SE & Co. KGaA ............................... Germany 659,430 14,056,601
Household Durables 1.7%
Berkeley Group Holdings plc ............................. United Kingdom 168,967 6,173,005
Persimmon plc ....................................... United Kingdom 322,849 4,415,173
10,588,178
Household Products 2.2%
Reckitt Benckiser Group plc ............................. United Kingdom 210,045 13,921,474
Independent Power and Renewable Electricity Producers 2.7%
RWE AG ............................................ Germany 459,297 16,882,785
Industrial Conglomerates 2.3%
Siemens AG ......................................... Germany 146,584 14,328,272
Insurance 8.6%
ASR Nederland NV .................................... Netherlands 507,896 19,525,981
Conduit Holdings Ltd. .................................. United States 251,223 976,107
Direct Line Insurance Group plc .......................... United Kingdom 7,050,831 14,546,329
NN Group NV ........................................ Netherlands 486,261 18,913,572
53,961,989
IT Services 2.7%
Capgemini SE ........................................ France 104,705 16,764,182

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual European Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 3.5%
Alstom SA ........................................... France 570,966 $ 9,236,281
Vossloh AG .......................................... Germany 406,437 12,328,395
21,564,676
Metals & Mining 2.1%
Rio Tinto plc ......................................... Australia 245,922 13,305,230
Oil, Gas & Consumable Fuels 7.0%
BP plc .............................................. United Kingdom 4,998,780 23,885,054
Shell plc ............................................ Netherlands 789,878 19,594,361
43,479,415
Personal Products 1.9%
b
Haleon plc .......................................... United Kingdom 3,889,374 12,126,392
Pharmaceuticals 5.8%
GSK plc ............................................ United States 1,044,281 15,081,570
Novartis AG ......................................... Switzerland 277,243 21,136,172
36,217,742
Real Estate Management & Development 1.6%
Savills plc ........................................... United Kingdom 1,147,388 10,071,434
Software 1.8%
Software AG ......................................... Germany 492,425 11,227,826
Textiles, Apparel & Luxury Goods 2.7%
adidas AG ........................................... Germany 77,510 8,911,100
Cie Financiere Richemont SA ............................ Switzerland 83,856 7,915,623
16,826,723
Tobacco 2.7%
British American Tobacco plc ............................. United Kingdom 477,735 17,129,632
Trading Companies & Distributors 4.9%
b
AerCap Holdings NV ................................... Ireland 443,034 18,753,629
Rexel SA ........................................... France 786,541 11,788,303
30,541,932
Total Common Stocks (Cost $694,118,595) .....................................
565,610,804
Warrants
Warrants 0.0%
†
Textiles, Apparel & Luxury Goods 0.0%
†
b
Cie Financiere Richemont SA, 11/22/23 ..................... Switzerland 472,886 210,875
Total Warrants (Cost $–) ......................................................
210,875
Total Long Term Investments (Cost $694,118,595) ...............................
565,821,679
a
Short Term Investments 5.4%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.5%
c
FHLB, 10/03/22 ....................................... United States 14,500,000 14,500,000

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual European Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

At September 30, 2022, the Fund had the following futures contracts outstanding.
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
c,d
U.S. Treasury Bills, 1/05/23 .............................. United States 1,000,000 $ 991,552
Total U.S. Government and Agency Securities (Cost $15,491,304) .................
15,491,552
e
Repurchase Agreements 2.9%
Credit Suisse First Boston, 2.95%, 10/03/22 (Maturity Value
$18,004,425)
Collateralized by U.S. Treasury Bonds, Strips, 5/15/30 - 2/15/49;
U.S. Treasury Note, Strip, 1/31/27 (valued at $18,360,000) ..... 18,000,000 18,000,000
Total Repurchase Agreements (Cost $18,000,000) ...............................
18,000,000
Total Short Term Investments (Cost $33,491,304 ) ................................
33,491,552
a
Total Investments (Cost $727,609,899) 95.9% ...................................
$599,313,231
Other Assets, less Liabilities 4.1% .............................................
25,938,155
Net Assets 100.0% ...........................................................
$625,251,386
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the value of this security was $12,684,654, representing 2.0% of net assets.
b
Non-income producing.
c
The security was issued on a discount basis with no stated coupon rate.
d
A portion or all of the security has been segregated as collateral for open forward exchange contracts. At September 30, 2022, the value of this security pledged amounted to $232,023, representing less than 0.1% of net assets.
e
At September 30, 2022, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 13 $ 1,079,390 12/16/22 $ (121,902)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 1,013 124,871,244 12/19/22 3,170,447
Foreign Exchange GBP/USD ................... Short 905 63,242,531 12/19/22 2,429,952
Total Futures Contracts ...................................................................... $5,478,497
*
As of period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual European Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 45 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNY Buy 4,080,827 4,086,540 10/12/22 $ — $ (84,647)
Euro ............. BOFA Buy 17,325,566 16,809,121 10/12/22 201,841 (20,519)
Euro ............. BOFA Sell 39,337,461 42,841,586 10/12/22 4,265,019 —
Euro ............. HSBK Buy 9,123,501 8,867,574 10/12/22 91,302 (11,851)
Euro ............. HSBK Sell 706,233 773,919 10/12/22 81,346 —
Euro ............. SSBT Sell 36,589,895 39,879,531 10/12/22 3,997,383 —
Euro ............. UBSW Buy 17,308,600 16,950,620 10/12/22 77,983 (54,798)
Euro ............. UBSW Sell 26,218,389 26,969,798 10/12/22 1,258,544 —
Euro ............. BOFA Sell 4,159,852 4,306,489 1/09/23 196,034 —
Euro ............. HSBK Sell 36,131,315 37,276,300 1/09/23 1,574,018 —
Euro ............. UBSW Sell 29,685,109 30,630,877 1/09/23 1,298,256 —
British Pound ...... BNY Buy 1,400,000 1,621,523 1/17/23 — (56,302)
British Pound ...... BOFA Buy 8,203,261 8,873,313 1/17/23 312,334 (14,273)
British Pound ...... BOFA Sell 45,877,124 56,404,318 1/17/23 5,112,982 —
British Pound ...... HSBK Buy 4,632,853 5,046,739 1/17/23 132,863 —
British Pound ...... UBSW Buy 8,903,896 10,350,939 1/17/23 — (396,245)
Swiss Franc ....... BNY Buy 73,346 74,648 1/20/23 560 —
Swiss Franc ....... BOFA Buy 305,695 315,598 1/20/23 — (2,141)
Swiss Franc ....... BOFA Sell 29,611,527 30,807,633 1/20/23 444,219 —
Swiss Franc ....... UBSW Buy 1,953,438 2,041,979 1/20/23 — (38,941)
Swiss Franc ....... UBSW Sell 1,331,843 1,404,392 1/20/23 38,732 —
Total Forward Exchange Contracts ................................................... $19,083,416 $(679,717)
Net unrealized appreciation (depreciation) ............................................ $18,403,699
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2022
Franklin Mutual Financial Services Fund
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.9%
Banks 37.5%
a
AB&T Financial Corp. .................................. United States 226,100 $ 135,547
Bank of America Corp. ................................. United States 204,796 6,184,839
b,c
BAWAG Group AG, 144A, Reg S .......................... Austria 60,094 2,583,470
BNP Paribas SA ...................................... France 259,382 10,956,662
CaixaBank SA ........................................ Spain 3,775,286 12,160,347
Citizens Financial Group, Inc. ............................ United States 351,952 12,093,071
Columbia Banking System, Inc. ........................... United States 362,449 10,471,152
First Horizon Corp. .................................... United States 331,858 7,599,548
ING Groep NV ....................................... Netherlands 1,219,614 10,450,706
JPMorgan Chase & Co. ................................. United States 81,046 8,469,307
Primis Financial Corp. .................................. United States 518,975 6,295,167
b
SVB Financial Group ................................... United States 11,718 3,934,670
Synovus Financial Corp. ................................ United States 260,225 9,761,040
UniCredit SpA ........................................ Italy 1,053,699 10,668,283
Wells Fargo & Co. ..................................... United States 264,391 10,633,806
122,397,615
Capital Markets 5.3%
BlackRock, Inc. ....................................... United States 12,709 6,993,508
Deutsche Bank AG .................................... Germany 1,162,459 8,607,264
c
Guotai Junan Securities Co. Ltd., H, 144A, Reg S ............. China 1,567,148 1,664,702
17,265,474
Consumer Finance 3.3%
Bread Financial Holdings, Inc. ............................ United States 96,060 3,021,087
Capital One Financial Corp. ............................. United States 85,204 7,853,253
10,874,340
Diversified Financial Services 5.4%
M&G plc ............................................ United Kingdom 2,197,280 4,047,475
Voya Financial, Inc. .................................... United States 226,764 13,719,222
17,766,697
Equity Real Estate Investment Trusts (REITs) 1.4%
Vornado Realty Trust ................................... United States 200,435 4,642,074
Household Durables 2.6%
Cairn Homes plc ...................................... Ireland 8,521,149 6,945,120
DR Horton, Inc. ....................................... United States 22,744 1,531,808
8,476,928
Insurance 35.2%
ASR Nederland NV .................................... Netherlands 288,787 11,102,370
b
BRP Group, Inc., A .................................... United States 363,264 9,572,007
China Pacific Insurance Group Co. Ltd., H ................... China 2,334,045 4,286,172
Conduit Holdings Ltd. .................................. United States 1,667,976 6,480,787
Direct Line Insurance Group plc .......................... United Kingdom 5,087,282 10,495,398
Everest Re Group Ltd. ................................. United States 52,024 13,653,179
Hartford Financial Services Group, Inc. (The) ................ United States 205,050 12,700,797
International General Insurance Holdings Ltd. ................ Jordan 1,326,993 9,819,748
MetLife, Inc. ......................................... United States 215,041 13,070,192
NN Group NV ........................................ Netherlands 267,310 10,397,270
Willis Towers Watson plc ................................ United States 67,094 13,481,868
115,059,788
IT Services 4.1%
b
Fiserv, Inc. .......................................... United States 69,574 6,510,039

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
Global Payments, Inc. .................................. United States 61,994 $ 6,698,452
13,208,491
Media 0.1%
b
Loyalty Ventures, Inc. .................................. United States 182,982 221,408
Real Estate Management & Development 1.0%
Savills plc ........................................... United Kingdom 377,964 3,317,657
Trading Companies & Distributors 1.0%
b
AerCap Holdings NV ................................... Ireland 78,905 3,340,049
Total Common Stocks (Cost $349,222,412) .....................................
316,570,521
Short Term Investments 1.8%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.8%
d
FHLB, 10/03/22 ....................................... United States 2,600,000 2,600,000
Total U.S. Government and Agency Securities (Cost $2,599,627) ..................
2,600,000
e
Repurchase Agreements 1.0%
Credit Suisse First Boston, 2.95%, 10/03/22 (Maturity Value
$3,200,787)
Collateralized by U.S. Treasury Bonds, Strips, 11/15/39 - 11/15/45;
U.S. Treasury Note, Index Linked, 0.125%, 10/15/25 (valued at
$3,264,000) ........................................ 3,200,000 3,200,000
Total Repurchase Agreements (Cost $3,200,000) ................................
3,200,000
Total Short Term Investments (Cost $5,799,627 ) .................................
5,800,000
a
Total Investments (Cost $355,022,039) 98.7% ...................................
$322,370,521
Other Assets, less Liabilities 1.3% .............................................
4,358,762
Net Assets 100.0% ...........................................................
$326,729,283
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 4 regarding holdings of 5% voting securities.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $4,248,172, representing 1.3% of net assets.
d
The security was issued on a discount basis with no stated coupon rate.
e
At September 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Financial Services Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

At September 30, 2022, the Fund had the following futures contracts outstanding.
At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 45 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 62 $ 7,642,662 12/19/22 $ 194,042
Foreign Exchange GBP/USD ................... Short 56 3,913,350 12/19/22 150,362
Total Futures Contracts ...................................................................... $344,404
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Sell 5,169,247 5,647,920 10/12/22 $ 578,660 $ —
Euro ............. SSBT Sell 5,169,247 5,649,470 10/12/22 580,210 —
Japanese Yen ...... UBSW Buy 319,169,958 2,387,426 11/18/22 — (172,286)
Japanese Yen ...... UBSW Sell 319,169,958 2,499,694 11/18/22 284,553 —
Euro ............. BNY Sell 343,220 346,616 1/09/23 7,472 —
Euro ............. HSBK Sell 11,073,158 11,311,871 1/09/23 402,468 (32,269)
Euro ............. UBSW Sell 9,300,407 9,596,718 1/09/23 406,746 —
British Pound ...... BOFA Buy 304,631 331,905 1/17/23 8,678 —
British Pound ...... BOFA Sell 16,613,674 20,419,359 1/17/23 1,845,014 —
British Pound ...... HSBK Buy 1,363,021 1,484,789 1/17/23 39,089 —
British Pound ...... UBSW Buy 2,082,018 2,454,732 1/17/23 — (127,004)
British Pound ...... UBSW Sell 180,299 207,941 1/17/23 6,365 —
Total Forward Exchange Contracts ................................................... $4,159,255 $(331,559)
Net unrealized appreciation (depreciation) ............................................ $3,827,696
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2022
Franklin Mutual Global Discovery Fund
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.1%
Aerospace & Defense 1.5%
Airbus SE ........................................... France 1,372,701 $ 118,333,377
Auto Components 0.9%
Denso Corp. ......................................... Japan 1,598,666 73,088,505
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 3,819,425 125,988
73,214,493
Automobiles 1.6%
General Motors Co. .................................... United States 3,934,464 126,256,950
Banks 8.3%
BNP Paribas SA ...................................... France 3,741,014 158,025,715
CaixaBank SA ........................................ Spain 39,731,097 127,975,454
First Horizon Corp. .................................... United States 2,528,274 57,897,475
ING Groep NV ....................................... Netherlands 18,302,286 156,829,797
Wells Fargo & Co. ..................................... United States 3,609,722 145,183,019
645,911,460
Building Products 2.1%
Johnson Controls International plc ......................... United States 3,252,536 160,089,822
Capital Markets 1.8%
BlackRock, Inc. ....................................... United States 248,584 136,790,803
Chemicals 1.5%
d
Covestro AG, 144A, Reg S .............................. Germany 4,162,610 119,022,031
Diversified Financial Services 2.3%
Voya Financial, Inc. .................................... United States 2,905,386 175,775,853
Diversified Telecommunication Services 2.6%
Deutsche Telekom AG .................................. Germany 11,927,474 203,035,922
Electrical Equipment 1.5%
Mitsubishi Electric Corp. ................................ Japan 12,575,610 113,772,945
Energy Equipment & Services 2.1%
Baker Hughes Co. ..................................... United States 4,763,272 99,838,181
Schlumberger NV ..................................... United States 1,691,353 60,719,573
160,557,754
Entertainment 3.5%
Activision Blizzard, Inc. ................................. United States 2,155,063 160,207,383
b
Walt Disney Co. (The) .................................. United States 1,213,241 114,445,024
274,652,407
Food Products 3.8%
Danone SA .......................................... France 2,878,807 136,132,289
Kraft Heinz Co. (The) .................................. United States 4,740,348 158,090,606
294,222,895
Health Care Equipment & Supplies 2.0%
Medtronic plc ........................................ United States 1,888,991 152,536,023
Health Care Providers & Services 7.6%
CVS Health Corp. ..................................... United States 1,899,779 181,181,923
Elevance Health, Inc. .................................. United States 300,575 136,533,188
Fresenius SE & Co. KGaA ............................... Germany 4,779,656 101,884,535
Humana, Inc. ........................................ United States 345,093 167,435,673
587,035,319

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 1.9%
DR Horton, Inc. ....................................... United States 2,222,642 $ 149,694,939
Household Products 1.5%
Reckitt Benckiser Group plc ............................. United Kingdom 1,697,657 112,518,210
Industrial Conglomerates 1.6%
Siemens AG ......................................... Germany 1,228,211 120,054,994
Insurance 7.8%
China Pacific Insurance Group Co. Ltd., H ................... China 51,845,269 95,207,124
Everest Re Group Ltd. ................................. United States 655,756 172,096,605
NN Group NV ........................................ Netherlands 4,331,380 168,473,040
Willis Towers Watson plc ................................ United States 838,789 168,546,262
604,323,031
Interactive Media & Services 2.4%
b
Meta Platforms, Inc., A ................................. United States 1,023,755 138,903,079
b
Twitter, Inc. .......................................... United States 1,068,804 46,856,367
185,759,446
Internet & Direct Marketing Retail 1.0%
eBay, Inc. ........................................... United States 2,208,145 81,281,817
IT Services 5.4%
Capgemini SE ........................................ France 844,890 135,274,248
b
Fiserv, Inc. .......................................... United States 1,380,750 129,196,777
Global Payments, Inc. .................................. United States 1,401,913 151,476,700
415,947,725
Machinery 3.2%
Alstom SA ........................................... France 5,875,926 95,052,425
Parker-Hannifin Corp. .................................. United States 616,279 149,330,565
244,382,990
Media 1.7%
b
Charter Communications, Inc., A .......................... United States 439,343 133,274,699
Metals & Mining 1.6%
Rio Tinto plc ......................................... Australia 2,268,806 122,750,249
Oil, Gas & Consumable Fuels 4.8%
BP plc .............................................. United Kingdom 44,519,281 212,720,994
Suncor Energy, Inc. .................................... Canada 1,462,333 41,182,041
Williams Cos., Inc. (The) ................................ United States 4,148,974 118,785,126
372,688,161
Personal Products 1.8%
b
Haleon plc .......................................... United Kingdom 45,063,824 140,501,169
Pharmaceuticals 6.0%
GSK plc ............................................ United States 10,120,764 146,164,695
Merck & Co., Inc. ..................................... United States 1,632,395 140,581,857
Novartis AG, ADR ..................................... Switzerland 2,335,621 177,530,552
464,277,104
Real Estate Management & Development 1.5%
b
CBRE Group, Inc., A ................................... United States 1,723,013 116,320,608
Semiconductors & Semiconductor Equipment 2.7%
b
Renesas Electronics Corp. .............................. Japan 15,502,134 129,944,635

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Tower Semiconductor Ltd. ............................... Israel 1,745,479 $ 76,696,347
206,640,982
Software 1.4%
b,e
Avaya Holdings Corp. .................................. United States 537 854
b
Check Point Software Technologies Ltd. .................... Israel 966,583 108,276,627
108,277,481
Technology Hardware, Storage & Peripherals 2.7%
Samsung Electronics Co. Ltd. ............................ South Korea 2,864,372 104,356,650
b
Western Digital Corp. .................................. United States 3,177,556 103,429,447
207,786,097
Tobacco 1.9%
British American Tobacco plc ............................. United Kingdom 3,999,945 143,421,740
Trading Companies & Distributors 2.1%
b
AerCap Holdings NV ................................... Ireland 3,839,863 162,541,401
Total Common Stocks (Cost $7,608,462,291) ....................................
7,433,650,897
Preferred Stocks 1.3%
Automobiles 1.3%
f
Volkswagen AG, 6.06% ................................. Germany 848,690 103,708,406
Total Preferred Stocks (Cost $143,582,957) .....................................
103,708,406
Warrants
Warrants 0.0%
†
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 280,051 8,401
Total Warrants (Cost $–) ......................................................
8,401
Principal
Amount
*
Corporate Bonds 0.6%
Airlines 0.1%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 9,845,000 10,297,083
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 33,966,000 20,198,222
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 15,606,000 6,667,351
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,290,000 820,872
27,686,445
Software 0.1%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 5,441,000 4,174,879
Total Corporate Bonds (Cost $66,100,463) ......................................
42,158,407

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares a Value
a a a a a a
Companies in Liquidation 0.0%
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 30,996,000 $ —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $7,818,145,711) .............................
7,579,526,111
a
Short Term Investments 1.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.4%
h
FHLB, 10/03/22 ....................................... United States 35,200,000 35,200,000
Total U.S. Government and Agency Securities (Cost $35,194,943) .................
35,200,000
i
Repurchase Agreements 0.6%
Credit Suisse First Boston, 2.95%, 10/03/22 (Maturity Value
$43,510,694)
Collateralized by U.S. Treasury Bonds, Strips, 2/15/31 - 2/15/44;
U.S. Treasury Note, Strip, 7/31/24 (valued at $44,370,000) ..... 43,500,000 43,500,000
Total Repurchase Agreements (Cost $43,500,000) ...............................
43,500,000
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Repurchase Agreements 0.0%
†
j
Joint Repurchase Agreement, BNP Paribas SA, 2.94%, 10/03/22
(Maturity Value $897)
Collateralized by U.S. Treasury Bills, Discount Note, 10/18/22 -
1/26/23; U.S. Treasury Bonds, 6.625% - 7.5%, 11/15/24 - 2/15/27;
U.S. Treasury Bond, Strip, 5/15/27; U.S. Treasury Notes, 0.25%
- 2.5%, 7/31/24 - 2/28/27; and U.S. Treasury Notes, Index Linked,
0.125%, 7/15/26 - 4/15/27 (valued at $915) ................ 897 897
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $897) .................................................................
897
Total Short Term Investments (Cost $78,695,840 ) ................................
78,700,897
a
Total Investments (Cost $7,896,841,551) 99.0% ..................................
$7,658,227,008
Other Assets, less Liabilities 1.0% .............................................
79,376,865
Net Assets 100.0% ...........................................................
$7,737,603,873
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $161,180,438, representing 2.1% of net assets.
e
A portion or all of the security is on loan at September 30, 2022.
f
Variable rate security. The rate shown represents the yield at period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

At September 30, 2022, the Fund had the following futures contracts outstanding.
At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 45 .
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.
i
At September 30, 2022, all repurchase agreements had been entered into on that date.
j
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 2,236 $ 275,628,925 12/19/22 $ 6,998,092
Foreign Exchange GBP/USD ................... Short 429 29,979,056 12/19/22 1,151,878
Total Futures Contracts ...................................................................... $8,149,970
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 48,755,583 47,579,338 10/12/22 $ 470,007 $ (236,826)
Euro ............. BOFA Sell 93,081,144 101,800,384 10/12/22 10,519,680 —
Euro ............. HSBK Buy 71,356,602 69,485,056 10/12/22 794,930 (303,612)
Euro ............. HSBK Sell 6,354,523 6,963,540 10/12/22 731,931 —
Euro ............. SSBT Buy 2,518,573 2,570,604 10/12/22 — (100,747)
Euro ............. SSBT Sell 74,879,937 81,836,284 10/12/22 8,404,727 —
Euro ............. UBSW Buy 51,684,847 50,773,293 10/12/22 166,550 (254,722)
South Korean Won .. HSBK Buy 18,778,561,599 13,912,070 11/14/22 — (877,176)
South Korean Won .. HSBK Sell 51,061,389,158 39,436,151 11/14/22 3,992,552 —
South Korean Won .. UBSW Sell 81,361,131,541 63,123,010 11/14/22 6,647,238 —
Japanese Yen ...... UBSW Buy 1,374,754,712 10,117,541 11/18/22 — (576,306)
Japanese Yen ...... UBSW Sell 17,779,637,957 139,245,007 11/18/22 15,848,666 —
Euro ............. BOFA Buy 4,783,955 4,715,735 1/09/23 11,413 —
Euro ............. HSBK Sell 189,808,205 195,768,182 1/09/23 8,213,810 —
Euro ............. UBSW Buy 4,783,955 4,704,503 1/09/23 22,646 —
Euro ............. UBSW Sell 189,808,205 195,855,494 1/09/23 8,301,122 —
British Pound ...... BOFA Sell 12,934,914 15,903,023 1/17/23 1,441,590 —
Total Forward Exchange Contracts ................................................... $65,566,862 $(2,349,389)
Net unrealized appreciation (depreciation) ............................................ $63,217,473
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2022
Franklin Mutual Quest Fund
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 64.2%
Airlines 0.1%
Spirit Airlines, Inc. ..................................... United States 121,860 $ 2,293,405
Auto Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 2,548,299 84,058
Automobiles 0.9%
General Motors Co. .................................... United States 709,718 22,774,851
Banks 6.4%
BNP Paribas SA ...................................... France 326,464 13,790,300
CaixaBank SA ........................................ Spain 2,018,608 6,502,017
First Horizon Corp. .................................... United States 3,549,662 81,287,260
ING Groep NV ....................................... Netherlands 2,511,576 21,521,353
JPMorgan Chase & Co. ................................. United States 91,711 9,583,800
b
SVB Financial Group ................................... United States 13,645 4,581,718
Wells Fargo & Co. ..................................... United States 647,768 26,053,229
163,319,677
Beverages 0.5%
Heineken NV ........................................ Netherlands 139,586 12,190,817
Chemicals 1.8%
Avient Corp. ......................................... United States 176,826 5,357,828
BASF SE ........................................... Germany 385,622 14,800,312
d
Covestro AG, 144A, Reg S .............................. Germany 927,846 26,530,017
46,688,157
Commercial Services & Supplies 0.5%
b
Stericycle, Inc. ....................................... United States 277,880 11,701,527
Communications Equipment 0.4%
a,b,c,e
Sorenson Communications LLC, Membership Interests ......... United States 224,279 2,523,137
a,b,c,e
Sorenson Communications LLC, Membership Interests, B ....... United States 106,532 7,257,719
9,780,856
Consumer Finance 0.9%
Bread Financial Holdings, Inc. ............................ United States 715,128 22,490,776
Diversified Financial Services 3.2%
M&G plc ............................................ United Kingdom 6,099,665 11,235,820
Voya Financial, Inc. .................................... United States 1,158,535 70,091,367
81,327,187
Diversified Telecommunication Services 1.1%
Deutsche Telekom AG .................................. Germany 697,857 11,879,300
a,b,c
Windstream Holdings, Inc. ............................... United States 1,623,438 15,082,174
26,961,474
Electrical Equipment 0.2%
Sensata Technologies Holding plc ......................... United States 162,322 6,051,364
Electronic Equipment, Instruments & Components 0.8%
b
Flex Ltd. ............................................ United States 1,215,930 20,257,394
Entertainment 4.5%
Activision Blizzard, Inc. ................................. United States 925,008 68,765,095
b,f
Walt Disney Co. (The) .................................. United States 485,747 45,820,514
114,585,609

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Equity Real Estate Investment Trusts (REITs) 1.6%
Uniti Group, Inc. ...................................... United States 1,486,119 $ 10,328,527
Vornado Realty Trust ................................... United States 1,355,788 31,400,050
41,728,577
Food Products 0.5%
Danone SA .......................................... France 263,393 12,455,261
Health Care Equipment & Supplies 2.2%
b,g
Bausch + Lomb Corp. .................................. United States 467,514 7,171,665
Medtronic plc ........................................ United States 612,953 49,495,955
56,667,620
Health Care Providers & Services 0.4%
Humana, Inc. ........................................ United States 21,825 10,589,272
Household Durables 0.9%
DR Horton, Inc. ....................................... United States 338,617 22,805,855
Household Products 0.5%
Reckitt Benckiser Group plc ............................. United Kingdom 205,314 13,607,910
Insurance 13.3%
ASR Nederland NV .................................... Netherlands 338,826 13,026,111
China Pacific Insurance Group Co. Ltd., H ................... China 13,018,000 23,905,872
Conduit Holdings Ltd. .................................. United States 3,154,832 12,257,847
Direct Line Insurance Group plc .......................... United Kingdom 28,884,875 59,591,402
Everest Re Group Ltd. ................................. United States 252,487 66,262,688
Hartford Financial Services Group, Inc. (The) ................ United States 1,107,649 68,607,779
NN Group NV ........................................ Netherlands 700,593 27,250,214
Willis Towers Watson plc ................................ United States 336,753 67,667,148
338,569,061
Interactive Media & Services 0.6%
b
Meta Platforms, Inc., A ................................. United States 36,010 4,885,837
b
Twitter, Inc. .......................................... United States 225,759 9,897,274
14,783,111
Internet & Direct Marketing Retail 0.4%
eBay, Inc. ........................................... United States 290,949 10,709,833
IT Services 3.1%
Cognizant Technology Solutions Corp., A .................... United States 480,349 27,591,247
b
Fiserv, Inc. .......................................... United States 316,289 29,595,162
Global Payments, Inc. .................................. United States 198,191 21,414,537
78,600,946
Media 3.3%
b
Charter Communications, Inc., A .......................... United States 124,317 37,711,562
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 6,982,002 9,565,343
Comcast Corp., A ..................................... United States 1,252,116 36,724,562
b
Loyalty Ventures, Inc. .................................. United States 329,767 399,018
a,b,c
Tenerity , Inc. ......................................... United States 1 35
84,400,520
Oil, Gas & Consumable Fuels 1.5%
BP plc .............................................. United Kingdom 4,939,342 23,601,049
Williams Cos., Inc. (The) ................................ United States 516,337 14,782,728
38,383,777

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Personal Products 0.5%
b
Haleon plc .......................................... United Kingdom 3,853,342 $ 12,014,050
Pharmaceuticals 5.1%
b
Bausch Health Cos., Inc. ................................ United States 2,777,301 19,135,604
b
Elanco Animal Health, Inc. ............................... United States 2,757,174 34,216,529
GSK plc ............................................ United States 1,865,313 26,938,965
Novartis AG, ADR ..................................... Switzerland 665,013 50,547,638
130,838,736
Professional Services 0.1%
KBR, Inc. ........................................... United States 69,273 2,993,979
Real Estate Management & Development 0.3%
Savills plc ........................................... United Kingdom 834,307 7,323,301
Semiconductors & Semiconductor Equipment 1.5%
b
Renesas Electronics Corp. .............................. Japan 253,673 2,126,381
b
Tower Semiconductor Ltd. ............................... Israel 854,435 37,543,874
39,670,255
Software 4.2%
b
Avalara, Inc. ......................................... United States 486,229 44,635,822
b
Check Point Software Technologies Ltd. .................... Israel 337,083 37,760,038
NortonLifeLock , Inc. ................................... United States 311,509 6,273,791
Oracle Corp. ......................................... United States 308,211 18,822,446
107,492,097
Specialty Retail 1.5%
b
Dufry AG ............................................ Switzerland 855,752 25,980,207
b
ODP Corp. (The) ...................................... United States 368,034 12,936,395
a,b,c,e
Wayne Services Legacy, Inc. ............................. United States 7,104 —
38,916,602
Technology Hardware, Storage & Peripherals 0.3%
b,f
Western Digital Corp. .................................. United States 239,743 7,803,635
Tobacco 0.5%
Altria Group, Inc. ...................................... United States 158,741 6,409,961
British American Tobacco plc ............................. United Kingdom 173,769 6,230,649
12,640,610
Wireless Telecommunication Services 0.6%
b
Intelsat SA .......................................... Luxembourg 106,029 2,915,797
b
T-Mobile US, Inc. ..................................... United States 85,116 11,420,014
14,335,811
Total Common Stocks (Cost $1,955,922,400) ....................................
1,637,837,971
Preferred Stocks 1.0%
Automobiles 0.9%
h
Volkswagen AG, 6.06% ................................. Germany 189,473 23,153,263
Oil, Gas & Consumable Fuels 0.1%
b
NGL Energy Partners LP, 9.725%, B ....................... United States 298,684 3,285,524
b
Total Preferred Stocks (Cost $32,259,581) ......................................
26,438,787

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Rights
a
Value
a a a a a a
Rights 0.0%
Diversified Telecommunication Services 0.0%
a,b,c
Intelsat Jackson Holdings SA, 12/05/25 ..................... Luxembourg 128,313 $ —
Total Rights (Cost $–) ........................................................
—
Warrants
Warrants 0.1%
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 91,545 850,478
Media 0.0%
†
a,b,c
Tenerity , Inc., 4/10/24 .................................. United States 48,380 465,026
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 235,873 7,076
Wireless Telecommunication Services 0.1%
b
Intelsat Emergence SA, 2/17/27 .......................... Luxembourg 323,376 1,310,872
1,310,872
Total Warrants (Cost $9,489,651) ..............................................
2,633,452
Units
Private Limited Partnership Funds 0.4%
Hotels, Restaurants & Leisure 0.4%
Cedar Fair LP ........................................ United States 251,444 10,346,921
Total Private Limited Partnership Funds (Cost $12,876,646) ......................
10,346,921
Principal
Amount
*
Corporate Bonds 21.3%
Airlines 2.7%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 65,260,000 68,256,739
Consumer Finance 0.6%
d
Bread Financial Holdings, Inc. , Senior Note , 144A, 7% , 1/15/26 ... United States 16,500,000 14,498,138
Diversified Telecommunication Services 2.5%
d
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.25% , 2/01/31 ................................. United States 10,000,000 7,687,399
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 34,628,717 27,565,151
d
Windstream Escrow LLC / Windstream Escrow Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 8/15/28 ................ United States 35,000,000 29,051,717
64,304,267
Health Care Providers & Services 0.1%
d
Envision Healthcare Corp. , Senior Note , 144A, 8.75% , 10/15/26 .. United States 10,000,000 3,223,200
Hotels, Restaurants & Leisure 0.7%
Cedar Fair LP , Senior Note , 5.25% , 7/15/29 ..................
United States 20,000,000 17,199,600
Interactive Media & Services 0.3%
d
Twitter, Inc. , Senior Note , 144A, 5% , 3/01/30 ................. United States 8,000,000 7,683,240
Media 1.8%
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 31,000,000 23,457,855
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 19,000,000 13,805,115

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
DISH DBS Corp. , Senior Note , 5% , 3/15/23 ..................
United States 10,000,000 $ 9,819,000
47,081,970
Multiline Retail 1.1%
d
Macy's Retail Holdings LLC ,
Senior Bond, 144A, 6.125%, 3/15/32 ..................... United States 22,500,000 17,276,288
Senior Note, 144A, 5.875%, 3/15/30 ..................... United States 12,500,000 9,912,187
27,188,475
Oil, Gas & Consumable Fuels 0.7%
d
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 8,029,000 7,977,855
NGL Energy Partners LP / NGL Energy Finance Corp. , Senior Note ,
7.5% , 11/01/23 ...................................... United States 10,000,000 9,703,000
17,680,855
Pharmaceuticals 4.6%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 55,459,000 32,979,249
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 35,481,000 15,158,548
d
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 7.25%, 5/30/29 ...................... United States 80,000,000 30,776,000
Senior Note, 144A, 9%, 12/15/25 ....................... United States 17,107,000 10,885,783
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 30,000,000 20,844,000
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 10,000,000 6,463,800
117,107,380
Software 3.3%
d
Central Parent, Inc. / CDK Global, Inc. , Senior Secured Note , 144A,
7.25% , 6/15/29 ..................................... United States 13,000,000 12,386,400
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 95,037,000 72,921,890
85,308,290
Specialty Retail 2.9%
d
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 79,226,000 58,828,870
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 16,581,000 13,945,533
72,774,403
Total Corporate Bonds (Cost $699,163,977) .....................................
542,306,557
Senior Floating Rate Interests 6.1%
Communications Equipment 3.3%
a,c,e,i
Sorenson Communications LLC ,
Term Loan, A, PIK, 10%, 3/01/30 ........................ United States 23,563,302 19,520,009
Term Loan, B, PIK, 8%, 3/01/30 ......................... United States 96,452,822 64,283,439
83,803,448
a a a a a a
Media 0.5%
j
Loyalty Ventures, Inc. , Term Loan, B , 7.615% , ( 1-month USD LIBOR
+ 4.5% ), 11/03/27 .................................... United States 35,777,563 12,200,149

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Software 2.3%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 8.615% ,
( 1-month USD LIBOR + 5.5% ), 2/27/26 ................... United States 7,871,500 $ 7,354,933
Boxer Parent Co., Inc. , 2021 Replacement Dollar Term Loan ,
6.865% , ( 1-month USD LIBOR + 3.75% ), 10/02/25 ........... United States 7,413,439 7,045,621
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 10.227% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 46,841,437 28,251,242
Veritas US, Inc. , 2021 Dollar Term Loan, B , 8.674% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 22,463,193 17,951,797
60,603,593
a a a a a a
Total Senior Floating Rate Interests (Cost $233,310,349) .........................
156,607,190
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 . .
United States 2,237,602 2,210,627
Total Asset-Backed Securities (Cost $2,204,038) ................................
2,210,627
Shares
a
Companies in Liquidation 0.0%
a,b,k
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 159,828 —
a,b,k
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 7,443,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $2,945,226,642) .............................
2,378,381,505
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Exchange-Traded
Equity Options
Bausch Health Cos., Inc., October Strike Price $25.00, Expires
10/21/22 .......................................... 2,500 1,722,500 5,000
Puts - Exchange-Traded
Twitter, Inc., December Strike Price $40.00, Expires 12/16/22 .... 400 1,753,600 188,000
Total Options Purchased (Cost $496,336) ......................................
193,000
Short Term Investments 6.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 3.2%
l
FHLB, 10/03/22 ....................................... United States 70,050,000 70,050,000
l
U.S. Treasury Bills ,
12/01/22 .......................................... United States 10,000,000 9,952,431
f
1/05/23 ........................................... United States 1,000,000 991,552

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
l
U.S. Treasury Bills, (continued)
f
1/19/23 ........................................... United States 1,000,000 $ 989,921
11,933,904
Total U.S. Government and Agency Securities (Cost $81,997,615) .................
81,983,904
m
Repurchase Agreements 3.4%
Credit Suisse First Boston, 2.95%, 10/03/22 (Maturity Value
$86,721,314)
Collateralized by U.S. Treasury Bonds, Strips, 8/15/23 - 11/15/27;
U.S. Treasury Note, Strip, 1/31/27 (valued at $88,434,010) ..... 86,700,000 86,700,000
Total Repurchase Agreements (Cost $86,700,000) ...............................
86,700,000
Shares
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
n,o
Institutional Fiduciary Trust - Money Market Portfolio, 2.42% ..... United States 1,775,000 1,775,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
p
Joint Repurchase Agreement, BNP Paribas SA, 2.94%, 10/03/22
(Maturity Value $443,879)
Collateralized by U.S. Treasury Bills, Discount Note, 10/18/22 -
1/26/23; U.S. Treasury Bonds, 6.625% - 7.5%, 11/15/24 - 2/15/27;
U.S. Treasury Bond, Strip, 5/15/27; U.S. Treasury Notes, 0.25%
- 2.5%, 7/31/24 - 2/28/27; and U.S. Treasury Notes, Index Linked,
0.125%, 7/15/26 - 4/15/27 (valued at $452,645) ............. 443,770 443,770
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,218,770) ............................................................
2,218,770
Total Short Term Investments (Cost $170,916,385 ) ...............................
170,902,674
a
Total Investments (Cost $3,116,639,363) 99.9% ..................................
$2,549,477,179
Options Written (0.0)%
†
......................................................
(84,884)
Securities Sold Short (0.3)% ..................................................
(7,436,071)
Other Assets, less Liabilities 0.4% .............................................
9,047,620
Net Assets 100.0% ...........................................................
$2,551,003,844
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Puts - Over-the-Counter
Equity Options
Haleon plc, Counterparty JPHQ, December Strike Price 5.00 GBP,
Expires 12/16/22 .................................... 2,812,500 785,390,625 GBP (84,884)
(84,884)
Total Options Written (Premiums received $160,671) ............................
$ (84,884)

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

At September 30, 2022, the Fund had the following futures contracts outstanding.
a
a a
Country Shares a Value
a a a a a a
Securities Sold Short (0.3)%
Common Stocks (0.3)%
Insurance (0.3)%
Aon plc, A ........................................... United States 27,760 (7,436,071)
Total Common Stocks (Proceeds $6,363,852) ...................................
(7,436,071)
Total Securities Sold Short (Proceeds $6,363,852) ...............................
$(7,436,071)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $504,549,823, representing 19.8% of net assets.
e
See Note 4 regarding holdings of 5% voting securities.
f
A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At September 30, 2022, the aggregate value of these securities pledged amounted to $32,946,589, representing 1.3% of net assets.
g
A portion or all of the security is on loan at September 30, 2022.
h
Variable rate security. The rate shown represents the yield at period end.
i
Income may be received in additional securities and/or cash.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
l
The security was issued on a discount basis with no stated coupon rate.
m
At September 30, 2022, all repurchase agreements had been entered into on that date.
n
See Note 5 regarding investments in affiliated management investment companies.
o
The rate shown is the annualized seven-day effective yield at period end.
p
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 143 $ 17,627,431 12/19/22 $ 447,436
Foreign Exchange GBP/USD ................... Short 275 19,217,344 12/19/22 738,383
Total Futures Contracts ...................................................................... $1,185,819
*
As of period end.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Quest Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 45 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 16,053,400 17,242,044 10/12/22 $ — $ (1,499,163)
Euro ............. BOFA Sell 31,789,301 34,732,991 10/12/22 3,558,581 —
Euro ............. HSBK Buy 2,917,233 3,046,346 10/12/22 6,962 (192,502)
Euro ............. SSBT Buy 857,787 876,076 10/12/22 — (34,881)
Euro ............. SSBT Sell 31,789,301 34,742,527 10/12/22 3,568,117 —
Euro ............. UBSW Buy 14,880,816 15,939,314 10/12/22 — (1,346,333)
British Pound ...... BOFA Buy 4,672,689 5,021,747 1/17/23 202,392 —
British Pound ...... BOFA Sell 31,589,853 38,813,838 1/17/23 3,495,893 —
British Pound ...... HSBK Buy 1,220,659 1,329,709 1/17/23 35,007 —
British Pound ...... HSBK Sell 2,693,265 3,230,463 1/17/23 219,352 —
British Pound ...... SSBT Sell 1,115,343 1,352,650 1/17/23 105,679 —
British Pound ...... UBSW Sell 6,453,916 7,507,928 1/17/23 292,350 —
Total Forward Exchange Contracts ................................................... $11,484,333 $(3,072,879)
Net unrealized appreciation (depreciation) ............................................ $8,411,454
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited), September 30, 2022
Franklin Mutual Shares Fund
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.3%
Auto Components 0.0%
†
a,b,c,d
International Automotive Components Group Brazil LLC ........ Brazil 7,234,813 $ 238,648
Automobiles 2.1%
General Motors Co. .................................... United States 4,142,418 132,930,194
Banks 8.1%
Bank of America Corp. ................................. United States 5,873,469 177,378,764
First Horizon Corp. .................................... United States 2,901,455 66,443,319
ING Groep NV ....................................... Netherlands 11,714,544 100,380,333
Wells Fargo & Co. ..................................... United States 4,102,026 164,983,486
509,185,902
Building Products 2.2%
Johnson Controls International plc ......................... United States 2,875,575 141,535,802
Capital Markets 2.0%
BlackRock, Inc. ....................................... United States 228,615 125,802,262
Chemicals 1.8%
Ashland, Inc. ......................................... United States 1,172,068 111,311,298
Commercial Services & Supplies 1.2%
b
Stericycle, Inc. ....................................... United States 1,766,846 74,401,885
Consumer Finance 0.9%
Bread Financial Holdings, Inc. ............................ United States 1,875,470 58,983,531
Containers & Packaging 1.5%
International Paper Co. ................................. United States 2,907,139 92,156,306
Diversified Financial Services 2.2%
Voya Financial, Inc. .................................... United States 2,315,631 140,095,675
Diversified Telecommunication Services 0.3%
a,b,c
Windstream Holdings, Inc. ............................... United States 2,123,740 19,730,114
Electrical Equipment 1.2%
Sensata Technologies Holding plc ......................... United States 2,056,531 76,667,476
Electronic Equipment, Instruments & Components 1.9%
b
Flex Ltd. ............................................ United States 7,335,363 122,207,148
Energy Equipment & Services 2.2%
Schlumberger NV ..................................... United States 3,894,041 139,796,072
Entertainment 3.7%
Activision Blizzard, Inc. ................................. United States 1,983,482 147,452,052
b
Walt Disney Co. (The) .................................. United States 917,529 86,550,510
234,002,562
Equity Real Estate Investment Trusts (REITs) 1.5%
Vornado Realty Trust ................................... United States 3,991,605 92,445,572
Food Products 2.6%
Kraft Heinz Co. (The) .................................. United States 4,873,464 162,530,024
Health Care Equipment & Supplies 2.0%
Medtronic plc ........................................ United States 1,598,982 129,117,796
Health Care Providers & Services 7.3%
CVS Health Corp. ..................................... United States 1,886,116 179,878,883
Elevance Health, Inc. .................................. United States 277,435 126,022,074

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
Humana, Inc. ........................................ United States 324,492 $ 157,440,274
463,341,231
Household Durables 2.3%
DR Horton, Inc. ....................................... United States 2,127,798 143,307,195
Insurance 4.1%
Everest Re Group Ltd. ................................. United States 472,612 124,032,293
Willis Towers Watson plc ................................ United States 679,489 136,536,520
260,568,813
Interactive Media & Services 1.8%
b
Meta Platforms, Inc., A ................................. United States 544,893 73,931,082
b
Twitter, Inc. .......................................... United States 872,965 38,270,786
112,201,868
Internet & Direct Marketing Retail 1.2%
eBay, Inc. ........................................... United States 2,069,389 76,174,209
IT Services 6.1%
b
Fiserv, Inc. .......................................... United States 1,814,553 169,787,724
Global Payments, Inc. .................................. United States 1,510,195 163,176,570
SS&C Technologies Holdings, Inc. ......................... United States 1,099,826 52,516,691
385,480,985
Machinery 2.1%
Parker-Hannifin Corp. .................................. United States 555,922 134,705,460
Media 3.5%
b
Charter Communications, Inc., A .......................... United States 479,460 145,444,191
Comcast Corp., A ..................................... United States 2,582,553 75,746,280
b
Loyalty Ventures, Inc. .................................. United States 688,567 833,166
222,023,637
Oil, Gas & Consumable Fuels 4.6%
BP plc .............................................. United Kingdom 39,642,351 189,418,160
Williams Cos., Inc. (The) ................................ United States 3,437,897 98,426,991
287,845,151
Pharmaceuticals 8.7%
b
Elanco Animal Health, Inc. ............................... United States 5,651,584 70,136,157
Eli Lilly & Co. ........................................ United States 374,227 121,006,300
GSK plc ............................................ United States 5,467,494 78,961,884
Merck & Co., Inc. ..................................... United States 1,621,555 139,648,317
Novartis AG, ADR ..................................... Switzerland 1,851,669 140,745,361
550,498,019
Professional Services 1.7%
KBR, Inc. ........................................... United States 2,439,273 105,425,379
Real Estate Management & Development 1.6%
b
CBRE Group, Inc., A ................................... United States 1,459,209 98,511,200
Software 3.4%
b,e
Avaya Holdings Corp. .................................. United States 364 579
NortonLifeLock , Inc. ................................... United States 4,774,921 96,166,909
Oracle Corp. ......................................... United States 1,943,538 118,691,865
214,859,353

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 0.0%
a,b,c,d
Wayne Services Legacy, Inc. ............................. United States 7,469 $ —
Technology Hardware, Storage & Peripherals 1.4%
b
Western Digital Corp. .................................. United States 2,643,470 86,044,949
Textiles, Apparel & Luxury Goods 2.2%
Tapestry, Inc. ........................................ United States 4,868,517 138,411,938
Tobacco 1.7%
British American Tobacco plc ............................. United Kingdom 3,028,832 108,601,582
Wireless Telecommunication Services 2.2%
b
T-Mobile US, Inc. ..................................... United States 1,059,804 142,193,903
Total Common Stocks (Cost $5,960,584,159) ....................................
5,893,333,139
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 119,757 1,112,575
Software 0.0%
†
b
Avaya Holdings Corp., 12/15/22 .......................... United States 193,072 5,792
Total Warrants (Cost $1,519,716) ..............................................
1,118,367
Principal
Amount
*
Corporate Bonds 3.4%
Airlines 0.1%
f
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 8,774,000 9,176,902
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 10,568,178 8,412,481
Oil, Gas & Consumable Fuels 0.7%
f
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 42,922,000 42,648,587
Pharmaceuticals 0.4%
f
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 27,812,000 16,538,684
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 12,778,000 5,459,145
f
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 1,057,000 672,606
22,670,435
Software 1.0%
f
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 81,677,000 62,670,762
Specialty Retail 1.1%
f
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 66,378,000 49,288,652
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 21,151,000 17,789,154
67,077,806
Total Corporate Bonds (Cost $259,966,604) .....................................
212,656,973

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests 1.3%
g
Software 1.3%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 8.615% ,
( 1-month USD LIBOR + 5.5% ), 2/27/26 ................... United States 20,487,800 $ 19,143,288
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 10.227% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 40,126,436 24,201,257
Veritas US, Inc. , 2021 Dollar Term Loan, B , 8.674% , ( 3-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 47,538,432 37,991,051
81,335,596
a a a a a a
Total Senior Floating Rate Interests (Cost $107,275,675) .........................
81,335,596
Asset-Backed Securities 0.1%
Airlines 0.1%
American Airlines Pass-Through Trust , 2013-2 , A , 4.95% , 1/15/23 . .
United States 5,577,171 5,509,936
Total Asset-Backed Securities (Cost $5,493,513) ................................
5,509,936
Shares
a
Companies in Liquidation 0.0%
a,b,h
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 555,154 —
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 20,046,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $6,334,839,667) .............................
6,193,954,011
a
Short Term Investments 1.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.6%
i
FHLB, 10/03/22 ....................................... United States 43,600,000 43,600,000
Total U.S. Government and Agency Securities (Cost $43,593,737) .................
43,600,000
j
Repurchase Agreements 0.9%
Credit Suisse First Boston, 2.95%, 10/03/22 (Maturity Value
$53,913,250)
Collateralized by U.S. Treasury Bonds, Strips, 11/15/26 - 8/15/51;
U.S. Treasury Notes, Strips, 1/31/23 - 1/31/27 (valued at
$54,978,000) ....................................... 53,900,000 53,900,000
Total Repurchase Agreements (Cost $53,900,000) ...............................
53,900,000

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
Quarterly Schedules of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Repurchase Agreements 0.0%
†
k
Joint Repurchase Agreement, BNP Paribas SA, 2.94%, 10/03/22
(Maturity Value $526)
Collateralized by U.S. Treasury Bills, Discount Note, 10/18/22 -
1/26/23; U.S. Treasury Bonds, 6.625% - 7.5%, 11/15/24 - 2/15/27;
U.S. Treasury Bond, Strip, 5/15/27; U.S. Treasury Notes, 0.25%
- 2.5%, 7/31/24 - 2/28/27; and U.S. Treasury Notes, Index Linked,
0.125%, 7/15/26 - 4/15/27 (valued at $537) ................ 526 $ 526
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $526) .................................................................
526
Total Short Term Investments (Cost $97,494,263 ) ................................
97,500,526
a
Total Investments (Cost $6,432,333,930) 99.6% ..................................
$6,291,454,537
Other Assets, less Liabilities 0.4% .............................................
24,480,138
Net Assets 100.0% ...........................................................
$6,315,934,675
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
See Note 4 regarding holdings of 5% voting securities.
e
A portion or all of the security is on loan at September 30, 2022.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $204,244,492, representing 3.2% of net assets.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.
j
At September 30, 2022, all repurchase agreements had been entered into on that date.
k
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2022, all repurchase agreements had been entered into on that date.

Franklin Mutual Series Funds
Schedule of Investments (unaudited)
Franklin Mutual Shares Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedules of Investments

At September 30, 2022, the Fund had the following futures contracts outstanding.
At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 45 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 52 $ 6,409,975 12/19/22 $ 162,801
Foreign Exchange GBP/USD ................... Short 387 27,044,044 12/19/22 1,039,107
Total Futures Contracts ...................................................................... $1,201,908
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 286,114 286,071 10/12/22 $ — $ (5,491)
Euro ............. BOFA Sell 10,975,055 11,976,431 10/12/22 1,213,663 —
Euro ............. HSBK Sell 2,156,859 2,323,807 10/12/22 208,667 —
Euro ............. SSBT Sell 29,396,626 31,529,550 10/12/22 2,701,534 —
Euro ............. UBSW Buy 1,738,591 1,736,521 10/12/22 — (31,558)
Euro ............. UBSW Sell 3,325,501 3,591,763 10/12/22 330,586 —
Euro ............. BNY Sell 304,111 307,120 1/09/23 6,620 —
Euro ............. HSBK Sell 8,865,430 9,143,804 1/09/23 383,645 —
Euro ............. SSBT Sell 375,782 378,830 1/09/23 7,510 —
Euro ............. UBSW Sell 8,865,430 9,147,882 1/09/23 387,723 —
British Pound ...... BOFA Sell 15,356,493 18,880,271 1/17/23 1,711,473 —
Total Forward Exchange Contracts ................................................... $6,951,421 $(37,049)
Net unrealized appreciation (depreciation) ............................................ $6,914,372
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At September 30, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Beacon Fund
2,846,329 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 1,890,264 $ 93,889
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $1,890,264 $93,889
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery Fund
3,819,425 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 2,536,498 $ 125,988
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $2,536,498 $125,988
Principal
Amount /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund
128,313 Intelsat Jackson Holdings SA, 12/05/25 ........... 2/18/22 $ — $ —
2,548,299 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 1,692,334 84,058
224,279 Sorenson Communica tions LLC, Membership Interests. 4/01/22  —  2,523,137
106,532
Sorenson Communications LLC, Membership Interests,
B ...................................... 4/30/14 — 7,257,719
2. Financial Instrument Valuation
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended September 30, 2022, investments in “affiliated companies” were as follows:
Principal
Amount/
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Quest Fund (continued)
23,563,302
Sorenson Communications LLC, Term Loan, A, PIK,
10%, 3/01/30 ............................. 4/01/22 23,563,302 19,520,009
96,452,822
Sorenson Communications LLC, Term Loan, B, PIK, 8%,
3/01/30 .................................. 4/01/22 96,452,822 64,283,439
1 Tenerity, Inc. ............................... 1/31/22 204 35
48,380 Tenerity, Inc., 4/10/24 ......................... 5/11/17 6,590,959 465,026
7,104 Wayne Services Legacy, Inc. ................... 1/22/19 — —
1,623,438 Windstream Holdings, Inc. ..................... 9/21/20 12,859,476 15,082,174
91,545 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 1,161,706 850,478
Total Restricted Securities (Value is 4.3% of Net Assets) .............. $142,320,803 $110,066,075
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares Fund
7,234,813 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 4,804,678 $ 238,648
7,469 Wayne Services Legacy, Inc. ................... 1/22/19 — —
2,123,740 Windstream Holdings, Inc. ..................... 9/21/20 16,822,436 19,730,114
119,757 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 1,519,716 1,112,575
Total Restricted Securities (Value is 0.3% of Net Assets) .............. $23,146,830 $21,081,337
†
Rounds to less than 0.1% of net assets.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Dividends
AB&T Financial Corp .. $ 221,578 $ — $ — $ — $ (86,031) $ 135,547 226,100 $ 863
3. Restricted Securities
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin Mutual Financial Services Fund (continued)
Non-Controlled Affiliates
Total Affiliated Securities
(Value is 0.0%
†
of Net
Assets) ........... $221,578 $— $— $ — $ (86,031) $135,547 $863
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Dividends
Sorenson Communications
LLC, Membership
Interests. ..........  $—  $—
a
 $—  $—  $2,523,137  $2,523,137 224,279  $—
Sorenson Communications
LLC, Membership Interests  168,209,173  —  (155,543,022)
a
 155,543,022  (168,209,173)  —
b
—  —
Sorenson Communications
LLC, Membership
Interests, B ......... — —
a
— — 7,257,719 7,257,719 106,532 —
Wayne Services Legacy,
Inc. .............. — — (403,772)
a
403,772 — — 7,104 —
Interest
Sorenson Communications
LLC, Term Loan, A, PIK,
10%, 3/01/30 ....... — 23,563,302
a
— — (4,043,293) 19,520,009 23,563,302 1,189,978
Sorenson Communications
LLC, Term Loan, B, PIK,
8%, 3/01/30 ........ — 96,452,822
a
— — (32,169,383) 64,283,439 96,452,822 3,906,024
Total Affiliated Securities
(Value is 3.7% of Net
Assets) ........... $168,209,173 $120,016,124 $(155,946,794) $ 155,946,794 $ (194,640,99 3 ) $93,584,304 $5,096,002
Franklin Mutual Shares Fund
Non-Controlled Affiliates
Dividends
International Automotive
Components Group Brazil
LLC .............. $273,903 $— $— $— $(35,255) $238,648 7,234,813 $—
Wayne Services Legacy,
Inc. .............. — — (424,504)
a
424,504 — — 7,469 —
Total Affiliated Securities
(Value is 0.0%
†
of Net
Assets) ........... $273,903 $— $(424,504) $ 424,504 $ (35,255) $238,648 $—
†
Rounds to less than 0.1% of net assets.
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of September 30, 2022, no longer held by the fund.
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2022, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual European Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $— $14,956,000 $(14,956,000) $— $— $— — $6,626
Total Affiliated Securities ... $— $14,956,000 $(14,956,000) $— $— $— $6,626
Franklin Mutual Financial Services Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $— $5,276,000 $(5,276,000) $— $— $— — $209
Total Affiliated Securities ... $— $5,276,000 $(5,276,000) $— $— $— $209
Franklin Mutual Global Discovery Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $— $14,094,000 $(14,094,000) $— $— $— — $6,265
Total Affiliated Securities ... $— $14,094,000 $(14,094,000) $— $— $— $6,265
Franklin Mutual Quest Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $— $24,309,000 $(22,534,000) $— $— $1,775,000 1,775,000 $4,505
Total Affiliated Securities ... $— $24,309,000 $(22,534,000) $— $— $1,775,000 $4,505

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 71,922,107 $ — $ 71,922,107
Auto Components ...................... — — 93,889 93,889
Banks ............................... 119,518,530 118,484,659 — 238,003,189
Beverages ........................... — 84,846,204 — 84,846,204
Building Products ...................... 88,908,695 — — 88,908,695
Capital Markets ........................ 99,274,914 — — 99,274,914
Construction Materials .................. — 56,889,920 — 56,889,920
Containers & Packaging ................. 51,906,246 — — 51,906,246
Diversified Telecommunication Services ..... — 93,268,310 — 93,268,310
Electrical Equipment .................... 100,388,963 — — 100,388,963
Entertainment ......................... 59,939,747 — — 59,939,747
Equity Real Estate Investment Trusts (REITs) . 61,809,836 — — 61,809,836
Food Products ........................ 57,275,257 — — 57,275,257
Health Care Equipment & Supplies ......... 118,712,513 — — 118,712,513
Health Care Providers & Services .......... 61,646,727 — — 61,646,727
Household Products .................... — 80,155,464 — 80,155,464
Insurance ............................ 91,203,863 — — 91,203,863
Interactive Media & Services .............. 60,675,825 — — 60,675,825
IT Services ........................... 104,429,136 — — 104,429,136
Media ............................... 79,128,544 — — 79,128,544
Oil, Gas & Consumable Fuels ............. — 104,506,442 — 104,506,442
Personal Products ..................... 99,614,711 — — 99,614,711
Pharmaceuticals ....................... 341,127,717 83,350,927 — 424,478,644
Technology Hardware, Storage & Peripherals . 65,732,154 — — 65,732,154
Textiles, Apparel & Luxury Goods .......... 77,638,293 141,830,519 — 219,468,812
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 65,265,856 — 65,265,856
Total Investments in Securities ........... $1,738,931,671 $900,520,408
b
$93,889 $2,639,545,968
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,025,365 $ — $ 1,025,365
Total Other Financial Instruments ......... $— $1,025,365 $— $1,025,365

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Beacon Fund (continued)
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 890,101 $ — $ 890,101
..............................................................
Total Other Financial Instruments ......... $— $890,101 $— $890,101
Franklin Mutual European Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 24,878,901 $ — $ 24,878,901
Auto Components ...................... — 12,979,565 — 12,979,565
Banks ............................... — 57,223,546 — 57,223,546
Beverages ........................... — 22,639,760 — 22,639,760
Chemicals ........................... — 12,684,654 — 12,684,654
Construction Materials .................. — 11,570,924 — 11,570,924
Diversified Telecommunication Services ..... — 53,520,760 — 53,520,760
Food Products ........................ — 17,118,211 — 17,118,211
Health Care Providers & Services .......... — 14,056,601 — 14,056,601
Household Durables .................... — 10,588,178 — 10,588,178
Household Products .................... — 13,921,474 — 13,921,474
Independent Power and Renewable Electricity
Producers ............................ — 16,882,785 — 16,882,785
Industrial Conglomerates ................ — 14,328,272 — 14,328,272
Insurance ............................ 976,107 52,985,882 — 53,961,989
IT Services ........................... — 16,764,182 — 16,764,182
Machinery ............................ — 21,564,676 — 21,564,676
Metals & Mining ....................... — 13,305,230 — 13,305,230
Oil, Gas & Consumable Fuels ............. — 43,479,415 — 43,479,415
Personal Products ..................... 12,126,392 — — 12,126,392
Pharmaceuticals ....................... — 36,217,742 — 36,217,742
Real Estate Management & Development .... — 10,071,434 — 10,071,434
Software ............................. — 11,227,826 — 11,227,826
Textiles, Apparel & Luxury Goods .......... — 16,826,723 — 16,826,723
Tobacco ............................. — 17,129,632 — 17,129,632
Trading Companies & Distributors .......... 18,753,629 11,788,303 — 30,541,932
Warrants .............................. 210,875 — — 210,875
Short Term Investments ................... — 33,491,552 — 33,491,552
Total Investments in Securities ........... $32,067,003 $567,246,228
c
$— $599,313,231
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 19,083,416 $ — $ 19,083,416
Futures contracts ........................ 5,600,399 — — 5,600,399
Total Other Financial Instruments ......... $5,600,399 $19,083,416 $— $24,683,815
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 679,717 $ — $ 679,717
Futures contracts ........................ 121,902 — — 121,902
Total Other Financial Instruments ......... $121,902 $679,717 $— $801,619
Franklin Mutual Financial Services Fund
Assets:
Investments in Securities:
Common Stocks :
Banks ............................... $ 75,442,600 $ 46,955,015 $ — $ 122,397,615
Capital Markets ........................ 6,993,508 10,271,966 — 17,265,474
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Financial Services Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Consumer Finance ..................... $ 10,874,340 $ — $ — $ 10,874,340
Diversified Financial Services ............. 13,719,222 4,047,475 — 17,766,697
Equity Real Estate Investment Trusts (REITs) . 4,642,074 — — 4,642,074
Household Durables .................... 8,476,928 — — 8,476,928
Insurance ............................ 78,778,578 36,281,210 — 115,059,788
IT Services ........................... 13,208,491 — — 13,208,491
Media ............................... 221,408 — — 221,408
Real Estate Management & Development .... — 3,317,657 — 3,317,657
Trading Companies & Distributors .......... 3,340,049 — — 3,340,049
Short Term Investments ................... — 5,800,000 — 5,800,000
Total Investments in Securities ........... $215,697,198 $106,673,323
d
$— $322,370,521
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 4,159,255 $ — $ 4,159,255
Futures contracts ........................ 344,404 — — 344,404
Total Other Financial Instruments ......... $344,404 $4,159,255 $— $4,503,659
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 331,559 $ — $ 331,559
..............................................................
Total Other Financial Instruments ......... $— $331,559 $— $331,559
Franklin Mutual Global Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 118,333,377 $ — $ 118,333,377
Auto Components ...................... — 73,088,505 125,988 73,214,493
Automobiles .......................... 126,256,950 — — 126,256,950
Banks ............................... 203,080,494 442,830,966 — 645,911,460
Building Products ...................... 160,089,822 — — 160,089,822
Capital Markets ........................ 136,790,803 — — 136,790,803
Chemicals ........................... — 119,022,031 — 119,022,031
Diversified Financial Services ............. 175,775,853 — — 175,775,853
Diversified Telecommunication Services ..... — 203,035,922 — 203,035,922
Electrical Equipment .................... — 113,772,945 — 113,772,945
Energy Equipment & Services ............. 160,557,754 — — 160,557,754
Entertainment ......................... 274,652,407 — — 274,652,407
Food Products ........................ 158,090,606 136,132,289 — 294,222,895
Health Care Equipment & Supplies ......... 152,536,023 — — 152,536,023
Health Care Providers & Services .......... 485,150,784 101,884,535 — 587,035,319
Household Durables .................... 149,694,939 — — 149,694,939
Household Products .................... — 112,518,210 — 112,518,210
Industrial Conglomerates ................ — 120,054,994 — 120,054,994
Insurance ............................ 340,642,867 263,680,164 — 604,323,031
Interactive Media & Services .............. 185,759,446 — — 185,759,446
Internet & Direct Marketing Retail .......... 81,281,817 — — 81,281,817
IT Services ........................... 280,673,477 135,274,248 — 415,947,725
Machinery ............................ 149,330,565 95,052,425 — 244,382,990
Media ............................... 133,274,699 — — 133,274,699
Metals & Mining ....................... — 122,750,249 — 122,750,249
Oil, Gas & Consumable Fuels ............. 159,967,167 212,720,994 — 372,688,161
Personal Products ..................... 140,501,169 — — 140,501,169
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Pharmaceuticals ....................... $ 318,112,409 $ 146,164,695 $ — $ 464,277,104
Real Estate Management & Development .... 116,320,608 — — 116,320,608
Semiconductors & Semiconductor Equipment . 76,696,347 129,944,635 — 206,640,982
Software ............................. 108,277,481 — — 108,277,481
Technology Hardware, Storage & Peripherals . 103,429,447 104,356,650 — 207,786,097
Tobacco ............................. — 143,421,740 — 143,421,740
Trading Companies & Distributors .......... 162,541,401 — — 162,541,401
Preferred Stocks ........................ — 103,708,406 — 103,708,406
Warrants .............................. — 8,401 — 8,401
Corporate Bonds ........................ — 42,158,407 — 42,158,407
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 78,700,897 — 78,700,897
Total Investments in Securities ........... $4,539,485,335 $3,118,615,685
e
$125,988 $7,658,227,008
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 65,566,862 $ — $ 65,566,862
Futures contracts ........................ 8,149,970 — — 8,149,970
Total Other Financial Instruments ......... $8,149,970 $65,566,862 $— $73,716,832
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 2,349,389 $ — $ 2,349,389
..............................................................
Total Other Financial Instruments ......... $— $2,349,389 $— $2,349,389
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Airlines .............................. $ 2,293,405 $ — $ — $ 2,293,405
Auto Components ...................... — — 84,058 84,058
Automobiles .......................... 22,774,851 — — 22,774,851
Banks ............................... 121,506,007 41,813,670 — 163,319,677
Beverages ........................... — 12,190,817 — 12,190,817
Chemicals ........................... 5,357,828 41,330,329 — 46,688,157
Commercial Services & Supplies ........... 11,701,527 — — 11,701,527
Communications Equipment .............. — — 9,780,856 9,780,856
Consumer Finance ..................... 22,490,776 — — 22,490,776
Diversified Financial Services ............. 70,091,367 11,235,820 — 81,327,187
Diversified Telecommunication Services ..... — 11,879,300 15,082,174 26,961,474
Electrical Equipment .................... 6,051,364 — — 6,051,364
Electronic Equipment, Instruments &
Components .......................... 20,257,394 — — 20,257,394
Entertainment ......................... 114,585,609 — — 114,585,609
Equity Real Estate Investment Trusts (REITs) . 41,728,577 — — 41,728,577
Food Products ........................ — 12,455,261 — 12,455,261
Health Care Equipment & Supplies ......... 56,667,620 — — 56,667,620
Health Care Providers & Services .......... 10,589,272 — — 10,589,272
Household Durables .................... 22,805,855 — — 22,805,855
Household Products .................... — 13,607,910 — 13,607,910
Insurance ............................ 214,795,462 123,773,599 — 338,569,061
Interactive Media & Services .............. 14,783,111 — — 14,783,111
Internet & Direct Marketing Retail .......... 10,709,833 — — 10,709,833
IT Services ........................... 78,600,946 — — 78,600,946
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Quest Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Media ............................... $ 84,400,485 $ — $ 35 $ 84,400,520
Oil, Gas & Consumable Fuels ............. 14,782,728 23,601,049 — 38,383,777
Personal Products ..................... 12,014,050 — — 12,014,050
Pharmaceuticals ....................... 103,899,771 26,938,965 — 130,838,736
Professional Services ................... 2,993,979 — — 2,993,979
Real Estate Management & Development .... — 7,323,301 — 7,323,301
Semiconductors & Semiconductor Equipment . 37,543,874 2,126,381 — 39,670,255
Software ............................. 107,492,097 — — 107,492,097
Specialty Retail ........................ 12,936,395 25,980,207 —
a
38,916,602
Technology Hardware, Storage & Peripherals . 7,803,635 — — 7,803,635
Tobacco ............................. 6,409,961 6,230,649 — 12,640,610
Wireless Telecommunication Services ....... 14,335,811 — — 14,335,811
Preferred Stocks :
Automobiles .......................... — 23,153,263 — 23,153,263
Oil, Gas & Consumable Fuels ............. 3,285,524 — — 3,285,524
Rights ................................ — — —
a
—
Warrants :
Diversified Telecommunication Services ..... — — 850,478 850,478
Media ............................... — — 465,026 465,026
Software ............................. — 7,076 — 7,076
Wireless Telecommunication Services ....... 1,310,872 — — 1,310,872
Private Limited Partnership Funds ............ 10,346,921 — — 10,346,921
Corporate Bonds ........................ — 542,306,557 — 542,306,557
Senior Floating Rate Interests ............... — 72,803,742 83,803,448 156,607,190
Asset-Backed Securities .................. — 2,210,627 — 2,210,627
Companies in Liquidation .................. — — —
a
—
Options purchased ....................... 193,000 — — 193,000
Short Term Investments ................... 1,775,000 169,127,674 — 170,902,674
Total Investments in Securities ........... $1,269,314,907 $1,170,096,197
f
$110,066,075 $2,549,477,179
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 11,484,333 $ — $ 11,484,333
Futures contracts ........................ 1,185,819 — — 1,185,819
Total Other Financial Instruments ......... $1,185,819 $11,484,333 $— $12,670,152
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 84,884 $ — $ 84,884
Securities Sold Short ..................... 7,436,071 — — 7,436,071
Forward exchange contracts ................ — 3,072,879 — 3,072,879
Total Other Financial Instruments ......... $7,436,071 $3,157,763 $— $10,593,834
Franklin Mutual Shares Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... $ — $ — $ 238,648 $ 238,648
Automobiles .......................... 132,930,194 — — 132,930,194
Banks ............................... 408,805,569 100,380,333 — 509,185,902
Building Products ...................... 141,535,802 — — 141,535,802
Capital Markets ........................ 125,802,262 — — 125,802,262
Chemicals ........................... 111,311,298 — — 111,311,298
Commercial Services & Supplies ........... 74,401,885 — — 74,401,885
Consumer Finance ..................... 58,983,531 — — 58,983,531
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Containers & Packaging ................. $ 92,156,306 $ — $ — $ 92,156,306
Diversified Financial Services ............. 140,095,675 — — 140,095,675
Diversified Telecommunication Services ..... — — 19,730,114 19,730,114
Electrical Equipment .................... 76,667,476 — — 76,667,476
Electronic Equipment, Instruments &
Components .......................... 122,207,148 — — 122,207,148
Energy Equipment & Services ............. 139,796,072 — — 139,796,072
Entertainment ......................... 234,002,562 — — 234,002,562
Equity Real Estate Investment Trusts (REITs) . 92,445,572 — — 92,445,572
Food Products ........................ 162,530,024 — — 162,530,024
Health Care Equipment & Supplies ......... 129,117,796 — — 129,117,796
Health Care Providers & Services .......... 463,341,231 — — 463,341,231
Household Durables .................... 143,307,195 — — 143,307,195
Insurance ............................ 260,568,813 — — 260,568,813
Interactive Media & Services .............. 112,201,868 — — 112,201,868
Internet & Direct Marketing Retail .......... 76,174,209 — — 76,174,209
IT Services ........................... 385,480,985 — — 385,480,985
Machinery ............................ 134,705,460 — — 134,705,460
Media ............................... 222,023,637 — — 222,023,637
Oil, Gas & Consumable Fuels ............. 98,426,991 189,418,160 — 287,845,151
Pharmaceuticals ....................... 471,536,135 78,961,884 — 550,498,019
Professional Services ................... 105,425,379 — — 105,425,379
Real Estate Management & Development .... 98,511,200 — — 98,511,200
Software ............................. 214,859,353 — — 214,859,353
Specialty Retail ........................ — — —
a
—
Technology Hardware, Storage & Peripherals . 86,044,949 — — 86,044,949
Textiles, Apparel & Luxury Goods .......... 138,411,938 — — 138,411,938
Tobacco ............................. — 108,601,582 — 108,601,582
Wireless Telecommunication Services ....... 142,193,903 — — 142,193,903
Warrants :
Diversified Telecommunication Services ..... — — 1,112,575 1,112,575
Software ............................. — 5,792 — 5,792
Corporate Bonds ........................ — 212,656,973 — 212,656,973
Senior Floating Rate Interests ............... — 81,335,596 — 81,335,596
Asset-Backed Securities .................. — 5,509,936 — 5,509,936
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 97,500,526 — 97,500,526
Total Investments in Securities ........... $5,396,002,418 $874,370,782
g
$21,081,337 $6,291,454,537
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 6,951,421 $ — $ 6,951,421
Futures contracts ........................ 1,201,908 — — 1,201,908
Total Other Financial Instruments ......... $1,201,908 $6,951,421 $— $8,153,329
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 37,049 $ — $ 37,049
..............................................................
Total Other Financial Instruments ......... $— $37,049 $— $37,049
a
Includes financial instruments determined to have no value at September 30, 2022.
b
Includes foreign securities valued at $835,254,552, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 financial instruments at the beginning and/or end of the period. The reconciliation for the nine months ended
September 30, 2022, is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2022, are as follows:
c
Includes foreign securities valued at $533,754,676, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $100,737,776, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $2,997,747,980, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
Includes foreign securities valued at $383,640,521, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
g
Includes foreign securities valued at $477,361,959, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components .... $ 96,476 $ — $ — $ — $ — $ — $ — $ (12,418) $ 84,058 $ (12,418)
Communications
Equipment ....... 168,209,173 —
c
(155,543,022) — — — 155,543,022 (158,428,317) 9,780,856 9,780,856
Diversified
Telecommunication
Services ........ 28,576,119 — — — — — — (13,493,945) 15,082,174 (13,493,945)
Media ........... — 204 — — — — — (169) 35 (169)
Specialty Retail ..... —
c
— (403,772) — — — 403,772 — —
c
—
Rights :
Diversified
Telecommunication
Services ........ — —
c
— — — — — — —
c
—
Warrants :
Diversified
Telecommunication
Services ........ 1,611,396 — — — — — — (760,918) 850,478 (760,918)
Media ........... 183,988 — (136) — — — — 281,174 465,026 281,042
Senior Floating Rate
Interests :
Communications
Equipment ....... — 120,016,124 — — — — — (36,212,676) 83,803,448 (36, 212 ,6 7 6)
Companies in Liquidation —
c
— (85,814) — — — 85,814 — —
c
—
Total Investments in
Securities ............ $198,677,152 $120,016,328 $(156,032,744) $— $— $— $156,032,608 $(208,627,269) $110,066,075 $(40,418,228)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Mutual Quest Fund
Assets:
Investments in Securities:
Common Stocks:
Communications Equipment............. $7,257,719 Market comparables Discount for lack of marketability
17.2% Decrease
EV/EBITDA multiple 5.8x Increase
c
EV/revenue multiple 1.5x Increase
c
Diversified Telecommunication
Services .............
15,082,174 Market comparables Discount for lack of
marketability
10.0% Decrease
d
EV/EBITDA multiple 3.4x Increase
c
Senior Floating Rate Interests:.............
Communications Equipment ............. 83,803,448 Discounted cash flow Discount rate 12.9% - 13.9%
(13.7%)
Decrease
c
All Other Investments............. 3,922,734
e,f
Total................................. $110,066,075
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Represents a significant impact to fair value but not net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes financial instruments determined to have no value at September 30, 2022.
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
6. Fair Value Measurements
(continued)

Franklin Mutual Series Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNY
Bank of New York
BOFA
Bank of America N.A.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
SSBT
State Street Bank and Trust Co.
UBSW
UBS AG
Cu r rency
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
EAFE
Europe, Australasia and the Far East
MSCI
Morgan Stanley Capital International
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FHLB
Federal Home Loan Banks
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.